STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Value Fund

August 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.1%
Automobiles & Components - 2.0%
Fox Factory Holding	13,490	[a,b]	1,359,927
LCI Industries	28,292	[a]	3,214,820
Thor Industries	25,577	[a]	2,415,236
Visteon	7,985	[b]	602,309
Winnebago Industries	13,845		747,353
Workhorse Group	27,865	[a,b]	504,635
			8,844,280
Banks - 11.2%
Bank of Hawaii	24,409	[a]	1,343,471
BankUnited	57,870		1,353,001
Banner	70,827		2,558,271
Brookline Bancorp	82,175		788,880
Bryn Mawr Bank	40,110		1,088,585
Camden National	28,330		925,116
City Holding	17,180		1,099,176
Columbia Banking System	83,660		2,334,951
Community Bank System	19,415		1,168,201
CVB Financial	33,260		605,665
Essent Group	67,905		2,424,208
First Bancorp	25,250		516,362
First Financial	27,580		948,476
First Financial Bankshares	29,516		893,597
Great Southern Bancorp	25,370		977,760
Heartland Financial USA	24,670		849,388
Independent Bank	51,665		3,247,145
Lakeland Financial	23,300		1,064,577
NBT Bancorp	30,850		939,999
OceanFirst Financial	53,750		839,037
PacWest Bancorp	45,790		873,673
Pinnacle Financial Partners	18,452		737,157
Renasant	104,462		2,650,201
Seacoast Banking Corp. of Florida	26,180	[b]	529,883
Sterling Bancorp	78,710		918,546
Stock Yards Bancorp	46,632		2,001,912
Synovus Financial	121,810		2,663,985
TCF Financial	39,194		1,053,535
Texas Capital Bancshares	33,170	[b]	1,074,376
TriCo Bancshares	28,390		786,119
Triumph Bancorp	41,529	[b]	1,186,068

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Banks - 11.2% (continued)
Walker & Dunlop	33,365		1,827,735
Wintrust Financial	95,027		4,135,575
WSFS Financial	77,880		2,281,884
			48,686,515
Capital Goods - 15.2%
AerCap Holdings	14,700	[b]	434,679
Albany International, Cl. A	56,868		2,951,449
Allied Motion Technologies	21,118		899,416
Altra Industrial Motion	29,460		1,150,413
Ameresco, Cl. A	40,090	[b]	1,368,673
Armstrong World Industries	19,239		1,418,684
Atkore International Group	17,485	[b]	467,374
AZZ	33,930		1,178,389
Babcock & Wilcox Enterprises	58,392	[a,b]	140,725
Bloom Energy, Cl. A	48,000	[a,b]	751,680
Chart Industries	6,210	[b]	408,121
Comfort Systems USA	10,470		530,515
Construction Partners, Cl. A	47,400	[b]	885,906
Crane	21,300		1,204,302
DXP Enterprises	16,290	[b]	313,420
EMCOR Group	14,710		1,103,397
Enerpac Tool Group	39,185		815,048
EnerSys	17,750		1,277,645
ESCO Technologies	9,405		845,698
FreightCar America	90,710	[b]	135,158
GATX	7,700	[a]	514,976
Graco	36,715		2,130,204
Great Lakes Dredge & Dock	137,194	[b]	1,285,508
Hillenbrand	90,555		2,871,499
ITT	15,340		963,505
John Bean Technologies	36,022	[a]	3,692,616
Kennametal	100,794	[a]	2,925,042
Lincoln Electric Holdings	3,839		371,270
Lydall	38,800	[b]	728,664
Mercury Systems	10,890	[b]	824,809
Miller Industries	32,850		1,030,504
Moog, Cl. A	13,420		809,092
MSC Industrial Direct, Cl. A	9,050		596,395
Mueller Industries	27,710		822,987
Oshkosh	10,300		793,203
Parsons	26,090	[a,b]	867,753
Plug Power	49,875	[b]	647,377
RBC Bearings	15,453	[b]	2,040,414
Regal Beloit	5,410		534,833

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Capital Goods - 15.2% (continued)
Resideo Technologies	106,000	[b]	1,416,160
Rexnord	90,464		2,619,837
SiteOne Landscape Supply	38,187	[b]	4,775,284
Spirit AeroSystems Holdings, Cl. A	18,710		384,678
SPX	62,244	[b]	2,603,667
SPX FLOW	83,623	[b]	3,635,928
Systemax	22,050		489,289
Teledyne Technologies	2,640	[b]	827,930
The Shyft Group	40,740		813,578
TPI Composites	23,075	[b]	708,633
Triton International	17,900		645,474
Twin Disc	21,820	[b]	132,011
Valmont Industries	5,200		660,660
Watsco	12,334		3,021,707
Welbilt	62,400	[b]	460,512
			65,926,691
Commercial & Professional Services - 6.0%
ABM Industries	17,320		660,585
ASGN	9,940	[b]	713,394
Clean Harbors	12,400	[b]	757,640
CoreLogic	44,547		2,957,921
Covanta Holding	63,240		596,986
Deluxe	36,660		1,041,144
Harsco	187,328	[b]	2,650,691
Heritage-Crystal Clean	47,210	[b]	693,043
HNI	28,830		918,235
ICF International	15,265		1,042,752
KAR Auction Services	67,090		1,163,341
Kelly Services, Cl. A	71,550		1,358,734
Kimball International, Cl. B	45,220		506,916
McGrath RentCorp	32,500		2,156,700
MSA Safety	21,639		2,725,432
Stericycle	33,100	[a,b]	2,122,041
U.S. Ecology	35,852		1,331,185
UniFirst	14,429		2,779,314
			26,176,054
Consumer Durables & Apparel - 3.4%
Brunswick	41,391		2,561,689
Cavco Industries	4,800	[b]	916,368
Deckers Outdoor	5,310	[b]	1,082,550
Helen of Troy	4,435	[b]	917,247
KB Home	38,335		1,370,860
M.D.C. Holdings	19,070		827,257
M/I Homes	15,320	[b]	652,019

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Consumer Durables & Apparel - 3.4% (continued)
Malibu Boats, Cl. A	12,070	[b]	625,829
PVH	36,116		2,013,828
Tapestry	54,860		808,088
Tempur Sealy International	13,600	[b]	1,163,344
Universal Electronics	21,010	[b]	863,091
Vista Outdoor	39,890	[b]	774,265
			14,576,435
Consumer Services - 3.6%
Boyd Gaming	91,958		2,462,635
Brinker International	54,988		2,476,660
Frontdoor	38,335	[b]	1,670,256
International Game Technology	45,500	[a]	506,415
Marriott Vacations Worldwide	34,744		3,289,215
SeaWorld Entertainment	19,000	[b]	387,600
ServiceMaster Global Holdings	64,454	[b]	2,571,715
The Cheesecake Factory	72,365	[a]	2,136,938
			15,501,434
Diversified Financials - 2.9%
Artisan Partners Asset Management, Cl. A	88,349		3,419,990
Focus Financial Partners, Cl. A	51,650	[b]	1,827,893
Houlihan Lokey	45,047		2,639,754
Stifel Financial	92,985		4,715,270
			12,602,907
Energy - 1.2%
Devon Energy	36,900		401,103
Dril-Quip	41,896	[b]	1,388,014
Forum Energy Technologies	78,600	[b]	43,002
ION Geophysical	18,824	[a,b]	38,213
Oil States International	27,800	[b]	122,042
Parsley Energy, Cl. A	111,624		1,199,958
Patterson-UTI Energy	37,400	[a]	143,990
SEACOR Holdings	17,770	[b]	561,710
Southwestern Energy	243,500	[b]	676,930
TETRA Technologies	112,790	[b]	76,697
World Fuel Services	26,190		691,416
			5,343,075
Food & Staples Retailing - .5%
BJ's Wholesale Club Holdings	22,010	[a,b]	977,464
Casey's General Stores	4,920		875,022
The Andersons	26,770		474,632
			2,327,118
Food, Beverage & Tobacco - 4.4%
Darling Ingredients	193,258	[b]	6,178,458

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Food, Beverage & Tobacco - 4.4% (continued)
Lancaster Colony	7,985		1,419,094
Landec	128,170	[b]	1,312,461
National Beverage	40,197	[a,b]	3,268,820
Nomad Foods	57,860	[b]	1,426,828
Sanderson Farms	7,580		886,557
The Hain Celestial Group	41,000	[a,b]	1,344,390
TreeHouse Foods	71,680	[b]	3,068,621
			18,905,229
Health Care Equipment & Services - 4.2%
Acadia Healthcare	47,000	[b]	1,452,770
Accuray	216,390	[b]	504,189
AMN Healthcare Services	40,564	[b]	2,183,965
AtriCure	26,100	[b]	1,167,453
Avanos Medical	17,700	[b]	573,480
BioTelemetry	19,580	[a,b]	774,976
CONMED	7,810		674,081
Cytosorbents	20,200	[b]	170,488
Encompass Health	15,180		990,343
HealthEquity	17,750	[b]	1,020,270
LHC Group	4,615	[b]	961,951
MEDNAX	30,700	[b]	570,406
Meridian Bioscience	26,625	[b]	376,477
Merit Medical Systems	18,120	[b]	889,692
Mesa Laboratories	8,875		2,182,540
Molina Healthcare	8,500	[b]	1,572,245
Ontrak	2,840	[a,b]	207,178
OraSure Technologies	48,200	[b]	564,904
Patterson Companies	41,500	[a]	1,203,915
Schrodinger	1,775	[b]	107,317
			18,148,640
Household & Personal Products - .4%
WD-40	9,230		1,886,427
Insurance - 3.1%
AMERISAFE	16,000		1,067,680
Axis Capital Holdings	22,230		1,061,705
eHealth	3,370	[b]	212,714
First American Financial	16,210		852,160
Horace Mann Educators	59,588		2,327,507
Kemper	25,810		2,004,405
Primerica	22,770		2,842,834
RLI	21,347		2,002,135
Stewart Information Services	30,310		1,293,328
			13,664,468

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Materials - 6.0%
Allegheny Technologies	192,462	[b]	1,603,208
Avery Dennison	18,820		2,171,640
Avient	108,752		2,775,351
Balchem	9,760		953,552
Cleveland-Cliffs	76,530	[a]	503,567
Crown Holdings	38,400	[b]	2,951,040
Eagle Materials	16,685		1,364,332
Ingevity	14,910	[b]	837,495
Louisiana-Pacific	115,483		3,804,010
Materion	26,580		1,451,002
Mercer International	117,517		984,792
Silgan Holdings	26,800		1,020,008
Stepan	11,167		1,287,443
The Scotts Miracle-Gro Company	24,925		4,200,610
			25,908,050
Media & Entertainment - 1.4%
Criteo, ADR	128,166	[b]	1,668,721
Gray Television	143,531	[b]	2,227,601
Nexstar Media Group, Cl. A	24,715		2,372,887
			6,269,209
Pharmaceuticals Biotechnology & Life Sciences - 4.0%
Amneal Pharmaceuticals	142,500	[a,b]	585,675
Anika Therapeutics	28,582	[b]	1,095,548
Axsome Therapeutics	5,680	[a,b]	416,401
Bioxcel Therapeutics	3,905	[a,b]	159,129
Charles River Laboratories International	15,040	[b]	3,293,008
Deciphera Pharmaceuticals	11,715	[b]	527,292
Dicerna Pharmaceuticals	18,635	[b]	345,120
Emergent BioSolutions	4,615	[b]	526,341
Esperion Therapeutics	19,700	[a,b]	711,170
FibroGen	10,825	[b]	485,285
Fluidigm	164,325	[a,b]	1,289,951
IGM Biosciences	3,725	[a,b]	160,175
Intersect ENT	33,800	[b]	678,704
Invitae	29,995	[a,b]	1,048,625
Iovance Biotherapeutics	12,425	[a,b]	414,125
Karuna Therapeutics	6,035	[b]	461,074
Luminex	35,200		939,488
MyoKardia	4,260	[b]	466,214
NanoString Technologies	14,600	[b]	591,008
Natera	11,715	[b]	746,363
NeoGenomics	17,750	[b]	691,362
Novavax	1,950	[a,b]	215,163
Quanterix	15,975	[b]	568,710

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 4.0% (continued)
Reata Pharmaceuticals, Cl. A	1,595	[a,b]	167,395
Ultragenyx Pharmaceutical	5,145	[b]	437,634
Zymeworks	6,390	[a,b]	207,164
			17,228,124
Real Estate - 4.0%
Corporate Office Properties Trust	93,767	[c]	2,310,419
Hudson Pacific Properties	26,800	[c]	629,264
Industrial Logistics Properties Trust	48,510	[c]	1,046,361
MGM Growth Properties, Cl. A	95,274	[c]	2,674,341
Physicians Realty Trust	116,220	[c]	2,109,393
QTS Realty Trust, Cl. A	59,681	[c]	4,047,565
Rexford Industrial Realty	30,705	[a,c]	1,473,226
Terreno Realty	22,540	[c]	1,344,286
UMH Properties	121,140	[c]	1,761,376
			17,396,231
Retailing - 1.1%
1-800-Flowers.com, Cl. A	30,130	[b]	901,791
Chico's FAS	85,900		109,952
Express	43,670	[b]	48,474
Lithia Motors, Cl. A	12,299	[a]	3,061,959
The Children's Place	10,500	[a]	209,633
The ODP	24,308		568,321
			4,900,130
Semiconductors & Semiconductor Equipment - 5.6%
Brooks Automation	79,351		4,096,893
Cabot Microelectronics	22,680		3,453,937
CEVA	20,030	[b]	846,267
Entegris	18,000		1,204,020
Impinj	13,400	[a,b]	327,630
Kulicke & Soffa Industries	47,360		1,135,693
MACOM Technology Solutions Holdings	63,255	[b]	2,253,776
MaxLinear	96,429	[b]	2,348,046
Onto Innovation	28,190	[b]	880,656
Power Integrations	14,200		794,774
Rambus	108,780	[b]	1,460,915
Semtech	51,007	[b]	2,991,561
Silicon Laboratories	12,600	[b]	1,290,366
Synaptics	5,145	[b]	439,023
Veeco Instruments	76,900	[b]	914,341
			24,437,898
Software & Services - 7.1%
American Software, Cl. A	60,438		855,802
BlackLine	11,360	[b]	992,523

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Software & Services - 7.1% (continued)
Box, Cl. A	41,300	[b]	810,719
Cerence	19,700	[a,b]	1,048,040
Cloudera	179,400	[a,b]	2,369,874
Conduent	222,900	[b]	753,402
FireEye	121,000	[b]	1,776,280
Jack Henry & Associates	7,909		1,308,307
KBR	68,840		1,720,312
LivePerson	23,605	[a,b]	1,408,274
ManTech International, Cl. A	37,204		2,784,719
MAXIMUS	12,420		963,171
MobileIron	71,600	[b]	467,548
New Relic	4,000	[b]	245,720
Nuance Communications	119,750	[b]	3,587,710
OneSpan	39,100	[b]	842,605
Qualys	6,035	[b]	640,555
Sprout Social, Cl. A	19,880	[b]	770,350
Switch, Cl. A	70,285		1,208,902
Talend, ADR	16,500	[a,b]	679,470
The Hackett Group	40,490		510,579
Unisys	115,500	[b]	1,346,730
Varonis Systems	5,680	[b]	701,650
Verint Systems	45,369	[b]	2,157,750
Xperi Holding	73,775		924,401
			30,875,393
Technology Hardware & Equipment - 5.1%
Badger Meter	22,651		1,397,340
Ciena	62,830	[b]	3,566,859
Coherent	899	[a,b]	101,281
Diebold Nixdorf	95,500	[b]	796,470
II-VI	61,623	[a,b]	2,742,223
Infinera	170,420	[a,b]	1,242,362
Itron	28,030	[b]	1,669,747
Kimball Electronics	66,800	[b]	900,798
Knowles	35,810	[b]	539,299
Methode Electronics	21,030		595,359
National Instruments	13,260		475,901
OSI Systems	12,610	[b]	993,037
PC Connection	25,270	[a,b]	1,119,208
Plexus	24,381	[b]	1,854,663
Quantum	71,903	[b]	392,590
Radware	14,400	[b]	373,248
Ribbon Communications	113,200	[b]	484,496
Stratasys	46,900	[a,b]	696,934
Viavi Solutions	107,300	[b]	1,430,845

Description		Shares		Value ($)
Common Stocks - 97.1% (continued)
Technology Hardware & Equipment - 5.1% (continued)
Vishay Intertechnology		42,820		684,692
				22,057,352
Telecommunication Services - .4%
Bandwidth, Cl. A		7,455	[b]	1,174,013
Vonage Holdings		43,000	[b]	492,350
				1,666,363
Transportation - 2.0%
Allegiant Travel		16,484		2,119,842
Avis Budget Group		33,800	[a,b]	1,152,918
Forward Air		14,200		837,658
Kirby		13,720	[b]	582,277
Landstar System		17,051		2,269,318
Marten Transport		65,492		1,189,335
Ryder System		8,670		354,603
				8,505,951
Utilities - 2.3%
ALLETE		14,910		804,544
American States Water		7,550		574,404
Atlantic Power		754,910	[a,b]	1,562,664
Chesapeake Utilities		15,620		1,277,716
NorthWestern		14,590		753,428
Ormat Technologies		17,826		1,085,069
South Jersey Industries		72,802		1,612,564
Southwest Gas Holdings		15,265		959,711
Vistra Energy		71,652		1,377,868
				10,007,968
Total Common Stocks (cost $345,427,060)				421,841,942

Exchange-Traded Funds - .7%
Registered Investment Companies - .7%
iShares Russell 2000 ETF (cost $2,888,719)		20,000	[a]	3,108,600
	1-Day Yield (%)
Investment Companies - 1.8%
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $7,735,794)	0.20	7,735,794	[d]	7,735,794

Investment of Cash Collateral for Securities Loaned - 3.1%
Registered Investment Companies - 3.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $13,660,649)	0.20	13,660,649	[d]	13,660,649

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $369,712,222)	102.7%	446,346,985
Liabilities, Less Cash and Receivables	(2.7%)	(11,716,512)
Net Assets	100.0%	434,630,473

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At August 31, 2020, the value of the fund’s securities on loan was $40,042,276 and the value of the collateral was $41,806,250, consisting of cash collateral of $13,660,649 and U.S. Government & Agency securities valued at $28,145,601.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Value Fund

August 31, 2020 (Unaudited)

The following is a summary of the inputs used as of August 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	421,841,942	-	-	421,841,942
Exchange-Traded Funds	3,108,600	-	-	3,108,600
Investment Companies	21,396,443	-	-	21,396,443

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members ( “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2020, accumulated net unrealized appreciation on investments was $76,634,763, consisting of $105,877,445 gross unrealized appreciation and $29,242,682 gross unrealized depreciation.

At August 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.